Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Conversion of Series A1 Preferred Stock to Common Stock [Member] Common Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Series A Convertible Preferred Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Series A1 Preferred Stock to Common Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Common Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Conversion Series A Preferred Stock, Senior Debenture and Accrued Interest to Series B Preferred Stock [Member]	Conversion Series B Stock to Common Stock [Member] Common Stock [Member]	Conversion Series B Stock to Common Stock [Member] Series A Convertible Preferred Stock [Member]	Conversion Series B Stock to Common Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Conversion Series B Stock to Common Stock [Member] Preferred Stock [Member] Series B Preferred Stock [Member]	Conversion Series B Stock to Common Stock [Member] Additional Paid-in Capital [Member]	Conversion Series B Stock to Common Stock [Member]	Westpark Capital, Inc. Warrant [Member] Additional Paid-in Capital [Member]	Westpark Capital, Inc. Warrant [Member]	Common Stock [Member]	Series A Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2016																					356,082	420
Balance at Dec. 31, 2016																					$ 356	$ 1			$ 5,401,521	$ (4,280,547)		$ 1,121,331
Common shares issued for cash (in shares)																					15,625
Common shares issued for cash																					$ 16				349,984			350,000
Stock based compensation																									173,552			173,552
Shares issued Series A-1 preferred stock related to warrant exchange (in shares)																							1,500
Shares issued Series A-1 preferred stock related to warrant exchange																							$ 2		659,998			660,000
Debt discount related to conversion feature of convertible debentures and warrant exchange																									1,010,001			1,010,001
Capital contribution from non-controlling interest																											100,000	100,000
Net loss																										(3,690,146)		(3,690,146)
Balance (in shares) at Dec. 31, 2017																					371,707	420	1,500
Balance at Dec. 31, 2017																					$ 372	$ 1	$ 2		7,595,056	(7,970,693)	100,000	(275,262)
Common shares issued for cash (in shares)																					156,250
Common shares issued for cash																					$ 156				2,999,844			3,000,000
Stock based compensation																									204,412			204,412
Net loss																										(915,880)		(915,880)
Issuance of common stock upon exercise of warrants (in shares)																					6,250
Issuance of common stock upon exercise of warrants																					$ 6				119,994			120,000
Issuance costs from common stock offering																									(418,213)			(418,213)
Conversion of Convertible Securities (in shares)	37,500		(1,500)					(420)
Conversion of Convertible Securities	$ 38		$ (2)		$ (36)			$ (1)			$ 492,383	$ 492,384
Issuance of purchased warrants for cash of $100																			$ 416,106	$ 416,106
Non-controlling interest buyback																											(100,000)	(100,000)
Balance (in shares) at Mar. 31, 2018																					571,621
Balance at Mar. 31, 2018																					$ 572				11,409,546	(8,886,573)		2,523,547
Balance (in shares) at Dec. 31, 2017																					371,707	420	1,500
Balance at Dec. 31, 2017																					$ 372	$ 1	$ 2		7,595,056	(7,970,693)	100,000	(275,262)
Net loss																												(2,080,931)
Balance (in shares) at Sep. 30, 2018																					597,663
Balance at Sep. 30, 2018																					$ 598				11,875,296	(10,051,624)		1,824,270
Balance (in shares) at Dec. 31, 2017																					371,707	420	1,500
Balance at Dec. 31, 2017																					$ 372	$ 1	$ 2		7,595,056	(7,970,693)	100,000	(275,262)
Common shares issued for cash (in shares)																					156,250
Common shares issued for cash																					$ 156				2,999,844			3,000,000
Stock based compensation																									1,441,268			1,441,268
Net loss																										(2,996,494)		(2,996,494)
Issuance of common stock upon exercise of warrants (in shares)																					6,250
Issuance of common stock upon exercise of warrants																					$ 6				119,994			120,000
Issuance costs from common stock offering																									(418,213)			(418,213)
Conversion of Convertible Securities (in shares)	37,500		(1,500)					(420)		1,854			26,042			(500)
Conversion of Convertible Securities	$ 38		$ (2)		$ (36)			$ (1)		$ 2	$ 492,383	$ 492,384	$ 26			$ (1)	$ (25)
Issuance of purchased warrants for cash of $100																			$ 416,106	$ 416,106
Non-controlling interest buyback																											(100,000)	(100,000)
Repurchase of Series B Preferred Stock (in shares)																								(1,354)
Repurchase of Series B Preferred Stock																								$ (1)	(366,706)			(366,707)
Repurchase of shares in conjunction with license agreement (in shares)																					(47,790)
Repurchase of shares in conjunction with license agreement																					$ (48)				(144,591)			(144,639)
Balance (in shares) at Dec. 31, 2018																					549,958
Balance at Dec. 31, 2018																					$ 550				12,135,080	(10,967,187)		1,168,443
Balance (in shares) at Mar. 31, 2018																					571,621
Balance at Mar. 31, 2018																					$ 572				11,409,546	(8,886,573)		2,523,547
Stock based compensation																									419,764			419,764
Net loss																										(557,052)		(557,052)
Conversion of Convertible Securities (in shares)																					26,042
Conversion of Convertible Securities																					$ 26				(25)
Balance (in shares) at Jun. 30, 2018																					597,663
Balance at Jun. 30, 2018																					$ 598				11,829,285	(9,443,625)		2,386,259
Stock based compensation																									412,717			412,717
Net loss																										(607,999)		(607,999)
Repurchase of Series B Preferred Stock																									(366,706)			(366,707)
Balance (in shares) at Sep. 30, 2018																					597,663
Balance at Sep. 30, 2018																					$ 598				11,875,296	(10,051,624)		1,824,270
Balance (in shares) at Dec. 31, 2018																					549,958
Balance at Dec. 31, 2018																					$ 550				12,135,080	(10,967,187)		1,168,443
Stock based compensation																									404,375			404,375
Net loss																										(659,703)		(659,703)
Balance (in shares) at Mar. 31, 2019																					549,958
Balance at Mar. 31, 2019																					$ 550				12,539,455	(11,626,890)		913,115
Balance (in shares) at Dec. 31, 2018																					549,958
Balance at Dec. 31, 2018																					$ 550				12,135,080	(10,967,187)		1,168,443
Net loss																												(1,496,376)
Balance (in shares) at Sep. 30, 2019																					549,958
Balance at Sep. 30, 2019																					$ 550				13,294,455	(12,463,563)		831,442
Balance (in shares) at Mar. 31, 2019																					549,958
Balance at Mar. 31, 2019																					$ 550				12,539,455	(11,626,890)		913,115
Stock based compensation																									404,375			404,375
Net loss																										(265,191)		(265,191)
Balance (in shares) at Jun. 30, 2019																					549,958
Balance at Jun. 30, 2019																					$ 550				12,943,830	(11,892,081)		1,052,299
Stock based compensation																									404,375			404,375
Net loss																										(571,482)		(571,482)
Balance (in shares) at Sep. 30, 2019																					549,958
Balance at Sep. 30, 2019																					$ 550				$ 13,294,455	$ (12,463,563)		$ 831,442